Intangible Assets (Details) - Schedule of intangible assets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Gross Carrying Amount	$ 3,382,591	$ 3,382,591	$ 123,143
Accumulated Amortization	325,395	97,013
Net Carrying Amount		3,285,758	123,143
Intellectual property [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Gross Carrying Amount	123,143	123,143	123,143
Accumulated Amortization
Net Carrying Amount		123,143	$ 123,143
Domain name [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Gross Carrying Amount	500,448	500,448
Accumulated Amortization	35,975	19,293
Net Carrying Amount		481,155
Brand [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Gross Carrying Amount	1,284,000	1,284,000
Accumulated Amortization	87,769	23,569
Net Carrying Amount		1,260,431
Technology [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Gross Carrying Amount	1,475,000	1,475,000
Accumulated Amortization	$ 201,651	54,151
Net Carrying Amount		$ 1,420,849